Non-interest revenue (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Disaggregation of Revenue

The table below presents the non-interest revenue disaggregated by revenue source for the fiscal years ended March 31, 2018 and March 31, 2019.

	Fiscal years ended March 31,
	2017		2018		2019		2019
	(In millions)
Deposit related fees	Rs.	20,407.5	Rs.	22,424.9	Rs.	25,383.0	US$	367.0
Lending related fees		26,705.4		31,791.6		30,176.2		436.3
Third-party products related fees		13,813.1		20,908.1		22,000.4		318.1
Payments and cards business fees		25,115.2		34,551.4		47,012.4		679.8
Others		8,079.1		10,384.9		9,583.2		138.6

Fees and commissions	Rs.	94,120.3	Rs.	120,060.9	Rs.	134,155.2	US$	1,939.8

The table below presents the non-interest revenue disaggregated by revenue source for the fiscal years ended March 31, 2017, March 31, 2018 and March 31, 2019.

	Fiscal year ended March 31,
	2017		2018		2019		2019
	(In millions)
Retail Banking	Rs.	86,237.9	Rs.	110,927.2	Rs.	123,070.6	US$	1,779.5
Wholesale Banking		7,695.8		8,985.0		10,839.6		156.7
Treasury Services		186.6		148.7		245.0		3.6

Fees and commissions	Rs.	94,120.3	Rs.	120,060.9	Rs.	134,155.2	US$	1,939.8